Shareholder Fees (Vanguard S&P Mid-Cap 400 Growth Index Fund Institutional)	Vanguard S&P Mid-Cap 400 Growth Index Fund Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none